Debt (Letters of Credit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Amount	$ 55	$ 61	$ 73
Letters of Credit Outstanding, Amount	3,300
Line of Credit Facility, Remaining Borrowing Capacity	5,200
Committed Credit Facility MRD (cell 2)
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	90
Line of Credit Facility, Remaining Borrowing Capacity	$ 3,270
Line of Credit Facility, Expiration Date	May 31, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000
Long-term Line of Credit	0
Committed Credit Facility MRD (cell 2) | Affiliated Entity
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	640
Committed Credit Facility MRD
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	170
Line of Credit Facility, Remaining Borrowing Capacity	$ 0
Line of Credit Facility, Expiration Date	Jun. 30, 2018
Line of Credit Facility, Maximum Borrowing Capacity	$ 425
Long-term Line of Credit	0
Committed Credit Facility MRD | Affiliated Entity
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	255
MRSC committed credit facility
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	0
Line of Credit Facility, Remaining Borrowing Capacity	$ 703
Line of Credit Facility, Expiration Date	Jun. 30, 2037
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,500
Long-term Line of Credit	2,797
MRSC committed credit facility | Affiliated Entity
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	0
MRV committed credit facility
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	3,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,250
Line of Credit Facility, Expiration Date	Sep. 30, 2038
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,250
Long-term Line of Credit	0
MRV committed credit facility | Affiliated Entity
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	0
Committed Credit Facility
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	3,260
Line of Credit Facility, Remaining Borrowing Capacity	5,223
Line of Credit Facility, Maximum Borrowing Capacity	12,175
Long-term Line of Credit	2,797
Committed Credit Facility | Affiliated Entity
Line of Credit Facility [Line Items]
Letters of Credit Outstanding, Amount	$ 895